Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Unallocated forex on MAT credit entitlements	₨ 166	$ 2	₨ 1,136
Receivables Written Off			1,681
Liabilities Written Off	(950)	(13)	(1,681)
Other environment related provision [member] | ESL Steel Limited [Member]
Disclosure of transactions between related parties [line items]
Provision for environment clearance	2,135	29
All other segments [member]
Disclosure of transactions between related parties [line items]
Additions through business combination	3,543	48
Elimination [member]
Disclosure of transactions between related parties [line items]
Additions	18	0	34
Konkola Copper Mines ('KCM')[member]
Disclosure of transactions between related parties [line items]
Receivables Written Off	2,127	29	2,070
Provision for environment clearance	₨ 4,234	$ 58	₨ 2,070